SHAREHOLDER’S EQUITY (Details Narrative) - USD ($)			9 Months Ended	10 Months Ended
	Nov. 23, 2021	Nov. 23, 2021	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			0	0
Preferred stock, shares issued			0	0
Temporary Equity, Shares Authorized			19,999,880	19,999,880
Warrant expire period			5 years	5 years
Warrant exercise price per share			$ 0.01	$ 0.01
Shares issued price per share			$ 18.00	$ 18.00
Sale of stock description			In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price per share	$ 1.00	$ 1.00		$ 1.00
Warrants outstanding			$ 1,500,000	$ 1,500,000
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			9,999,940	9,999,940
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 7,796,842	$ 7,796,842
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			0	0
Temporary Equity, Shares Authorized			19,999,880	19,999,880
Common Stock, Shares, Issued			0	0
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized			50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			5,833,083	5,833,083
Common Stock, Voting Rights				Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common Stock, Shares, Issued			5,833,083	5,833,083
Stock Issued During Period, Shares, New Issues	99,999	99,999
[custom:PercentageOfIssuedAndOutstandingSharesAfterInitialPublicOffering-0]			22.58%	22.58%
Common Class B [Member] | Jones Trading [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			30,000
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			69,999	5,733,084
Common Stock Held by Subsidiary			$ 5,733,084	$ 5,733,084
Common Class B [Member] | Sponsor [Member] | Representative Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				99,999
Common Class B [Member] | Representative [Member]
Class of Stock [Line Items]
Common Stock Held by Subsidiary			$ 99,999	$ 99,999